Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Central Index Key	0001227155
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Money Market Portfolio | Money Market Portfolio | Institutional Class
Risk/Return:
Trading Symbol	MPUXX
Money Market Portfolio | Money Market Portfolio | Institutional Select Class
Risk/Return:
Trading Symbol	MMRXX
Money Market Portfolio | Money Market Portfolio | Investor Class
Risk/Return:
Trading Symbol	MIOXX
Money Market Portfolio | Money Market Portfolio | Administrative Class
Risk/Return:
Trading Symbol	MANXX
Money Market Portfolio | Money Market Portfolio | Advisory Class
Risk/Return:
Trading Symbol	MVSXX
Money Market Portfolio | Money Market Portfolio | Participant Class
Risk/Return:
Trading Symbol	MMNXX
Money Market Portfolio | Money Market Portfolio | Cash Management Class
Risk/Return:
Trading Symbol	MSHXX
Prime Portfolio | Prime Portfolio | Institutional Class
Risk/Return:
Trading Symbol	MPFXX
Prime Portfolio | Prime Portfolio | Institutional Select Class
Risk/Return:
Trading Symbol	MPEXX
Prime Portfolio | Prime Portfolio | Investor Class
Risk/Return:
Trading Symbol	MPVXX
Prime Portfolio | Prime Portfolio | Administrative Class
Risk/Return:
Trading Symbol	MPMXX
Prime Portfolio | Prime Portfolio | Advisory Class
Risk/Return:
Trading Symbol	MAVXX
Prime Portfolio | Prime Portfolio | Participant Class
Risk/Return:
Trading Symbol	MPNXX
Prime Portfolio | Prime Portfolio | Cash Management Class
Risk/Return:
Trading Symbol	MSPXX
Government Portfolio | Government Portfolio | Institutional Class
Risk/Return:
Trading Symbol	MVRXX
Government Portfolio | Government Portfolio | Institutional Select Class
Risk/Return:
Trading Symbol	MGSXX
Government Portfolio | Government Portfolio | Investor Class
Risk/Return:
Trading Symbol	MVVXX
Government Portfolio | Government Portfolio | Administrative Class
Risk/Return:
Trading Symbol	MGOXX
Government Portfolio | Government Portfolio | Advisory Class
Risk/Return:
Trading Symbol	MAYXX
Government Portfolio | Government Portfolio | Participant Class
Risk/Return:
Trading Symbol	MPCXX
Government Portfolio | Government Portfolio | Cash Management Class
Risk/Return:
Trading Symbol	MSGXX
Government Securities Portfolio | Government Securities Portfolio | Institutional Class
Risk/Return:
Trading Symbol	MUIXX
Government Securities Portfolio | Government Securities Portfolio | Institutional Select Class
Risk/Return:
Trading Symbol	MSVXX
Government Securities Portfolio | Government Securities Portfolio | Investor Class
Risk/Return:
Trading Symbol	MVIXX
Government Securities Portfolio | Government Securities Portfolio | Administrative Class
Risk/Return:
Trading Symbol	MGAXX
Government Securities Portfolio | Government Securities Portfolio | Advisory Class
Risk/Return:
Trading Symbol	MVAXX
Government Securities Portfolio | Government Securities Portfolio | Participant Class
Risk/Return:
Trading Symbol	MGIPXX
Government Securities Portfolio | Government Securities Portfolio | Cash Management Class
Risk/Return:
Trading Symbol	MCHXX
Treasury Portfolio | Treasury Portfolio | Institutional Class
Risk/Return:
Trading Symbol	MISXX
Treasury Portfolio | Treasury Portfolio | Institutional Select Class
Risk/Return:
Trading Symbol	MTSXX
Treasury Portfolio | Treasury Portfolio | Investor Class
Risk/Return:
Trading Symbol	MTNXX
Treasury Portfolio | Treasury Portfolio | Administrative Class
Risk/Return:
Trading Symbol	MTTXX
Treasury Portfolio | Treasury Portfolio | Advisory Class
Risk/Return:
Trading Symbol	MAOXX
Treasury Portfolio | Treasury Portfolio | Participant Class
Risk/Return:
Trading Symbol	MTCXX
Treasury Portfolio | Treasury Portfolio | Cash Management Class
Risk/Return:
Trading Symbol	MREXX
Treasury Securities Portfolio | Treasury Securities Portfolio | Institutional Class
Risk/Return:
Trading Symbol	MSUXX
Treasury Securities Portfolio | Treasury Securities Portfolio | Institutional Select Class
Risk/Return:
Trading Symbol	MSSXX
Treasury Securities Portfolio | Treasury Securities Portfolio | Investor Class
Risk/Return:
Trading Symbol	MNVXX
Treasury Securities Portfolio | Treasury Securities Portfolio | Administrative Class
Risk/Return:
Trading Symbol	MAMXX
Treasury Securities Portfolio | Treasury Securities Portfolio | Advisory Class
Risk/Return:
Trading Symbol	MVYXX
Treasury Securities Portfolio | Treasury Securities Portfolio | Participant Class
Risk/Return:
Trading Symbol	MPRXX
Treasury Securities Portfolio | Treasury Securities Portfolio | Cash Management Class
Risk/Return:
Trading Symbol	MHSXX
Tax Exempt Portfolio | Tax Exempt Portfolio | Institutional Class
Risk/Return:
Trading Symbol	MTXXX
Tax Exempt Portfolio | Tax Exempt Portfolio | Institutional Select Class
Risk/Return:
Trading Symbol	MXSXX
Tax Exempt Portfolio | Tax Exempt Portfolio | Investor Class
Risk/Return:
Trading Symbol	MXIXX
Tax Exempt Portfolio | Tax Exempt Portfolio | Administrative Class
Risk/Return:
Trading Symbol	MXAXX
Tax Exempt Portfolio | Tax Exempt Portfolio | Advisory Class
Risk/Return:
Trading Symbol	MADXX
Tax Exempt Portfolio | Tax Exempt Portfolio | Participant Class
Risk/Return:
Trading Symbol	MXPXX
Tax Exempt Portfolio | Tax Exempt Portfolio | Cash Management Class
Risk/Return:
Trading Symbol	MTMXX